Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2012	Jul. 25, 2012	Oct. 31, 2011
Document And Entity Information
Entity Registrant Name	Dataram Corporation
Entity Central Index Key	0000027093
Document Type	10-K
Document Period End Date	Apr. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 12,646,463
Entity Common Stock, Shares Outstanding		10,703,309
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012